Risk Management and Fair Values (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Risk Management And Fair Values [Line Items]
Short-term bank loans and related interests	$ 1,075,084	$ 1,092,783
Trade and other payables	4,578,419	5,278,460
Related parties payables	560,165	445,614
Total	6,213,668	6,816,857
Within 1 year [Member]
Risk Management And Fair Values [Line Items]
Short-term bank loans and related interests	1,075,084	1,092,783
Trade and other payables	4,578,419	5,278,460
Related parties payables	560,165	445,614
Total	6,213,668	6,816,857
Over 1 year [Member]
Risk Management And Fair Values [Line Items]
Short-term bank loans and related interests
Trade and other payables
Related parties payables
Total